Accounts Receivable	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Accounts Receivable	4 - ACCOUNTS RECEIVABLE
	March 31, 2013	March 31, 2012
	$	$
Trade accounts receivable	171,612	189,243
Allowance for doubtful accounts	(29,465)	—
Travel advances	11,898	—
Other	426	2,053
	154,471	191,296